Post-employment Benefits - Summary of Plan Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 415,917	R$ 388,141
Percentage fair value of plan assets	100.00%	100.00%
Fixed income bonds [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 408,347	R$ 364,659
Percentage fair value of plan assets	93.95%	93.95%
Variable-income securities [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 3,411	R$ 19,407
Percentage fair value of plan assets	5.00%	5.00%
Other [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 4,159	R$ 4,075
Percentage fair value of plan assets	1.05%	1.05%